Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson Global Bond Fund
Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Government Money Market Fund
Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson High-Yield Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Money Market Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Small-Mid Cap Value Fund

(the “Funds”)

Supplement dated August 4, 2022

to Currently Effective Statements of Additional Information

The Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”) has appointed Alan A. Brown to serve as Chairman of the Board of the Trust, effective May 12, 2022, and William F. McCalpin to serve as Chair of the Nominating and Governance Committee, effective July 1, 2022.

Additionally, the Board of the Trust has unanimously appointed Cheryl D. Alston and Darrell B. Jackson to serve as Trustees of the Trust, effective August 1, 2022, at the recommendation of the Board’s Nominating and Governance Committee. Ms. Alston and Mr. Jackson are considered “independent,” meaning that they are not affiliated with the Funds or Janus Henderson Investors US LLC, the Funds’ investment adviser, or its related entities. Ms. Alston and Mr. Jackson also were appointed to serve as members of the Trust’s Investment Oversight Committee, effective August 1, 2022.

As a result of the aforementioned changes, effective immediately, the statements of additional information (“SAIs”) for the Funds are updated as follows:

1.	New Trustees. The following changes relate to the appointment of Cheryl D. Alston and Darrell B. Jackson to serve as Trustees of the Trust.

a.	In the Trustees and Officers section of the Funds’ SAIs, the following information is added to the table titled “Trustees”:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Cheryl D. Alston 151 Detroit Street Denver, CO 80206 DOB: 1966	Trustee	8/22-Present	Executive Director and Chief Investment Officer, Employees’ Retirement Fund of the City of Dallas (since 2004).	49	Director of Blue Cross Blue Shield of Kansas City (a not-for-profit health insurance provider) (since 2016) and Director of Global Life Insurance (life and supplemental health insurance provider) (since 2017). Formerly, Director of Federal Home Loan Bank of Dallas (2017-2021).

Darrell B. Jackson 151 Detroit Street Denver, CO 80206 DOB: 1958	Trustee	8/22-Present	President and Chief Executive Officer, The Efficace Group Inc. (since 2018). Formerly, President and Chief Executive Officer, Seaway Bank and Trust Company (community bank) (2014-2015), and Executive Vice President and Co-President, Wealth Management (2009-2014), and several senior positions, including Group Executive, Senior Vice President, and Vice President (1995-2009) of Northern Trust Company (financial services company) (1995-2014).	49	Director of Amalgamated Financial Corp (bank) (since August 2021), Director of YR Media (a not-for-profit production company) (since 2021), and Director of Gray-Bowen-Scott (transportation project consulting firm) (since April 2020). Formerly, Director of Delaware Place Bank (closely held commercial bank) (2016-2018) and Director of Seaway Bank and Trust Company (2014-2015).

b.	In the Trustees and Officers section of the Funds’ SAIs, the following paragraph replaces the corresponding paragraph in its entirety:

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process and in connection with the assessment of candidates prior to the appointment of two new Trustees, effective August 1, 2022, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes, and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

c.	In the Trustees and Officers section of the Funds’ SAIs, the following paragraphs are added as the second and sixth paragraphs respectively, following the table titled “Officers”:

Cheryl D. Alston: Service as Executive Director and Chief Investment Officer of a large public pension fund, service on not-for-profit and corporate boards.

Darrell B. Jackson: Service as President and Chief Executive officer of a bank, Executive Vice President and Co-President, Wealth Management, of a large financial services company, service on corporate and private company boards.

d.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAIs, the following information is added to the first table:

Name of Trustee	Dollar Range of Equity Securities in the Fund(s)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Fund Complex

Independent Trustees

Cheryl D. Alston(3)	None	None

Darrell B. Jackson(3)	None	None
(3)	Cheryl D. Alston and Darrell B. Jackson joined the Board as Independent Trustees, effective August 1, 2022.

e.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAIs, the following information is added to the second table:

Name of Person, Position	Aggregate Compensation from the Fund(s) for fiscal year ended June 30, 2021	Total Compensation from the Fund Complex for calendar year ended December 31, 2021

Independent Trustees

Cheryl D. Alston, Trustee(6)	$0	$0

Darrell B. Jackson, Trustee(6)	$0	$0
(6)	Cheryl D. Alston and Darrell B. Jackson joined the Board as Independent Trustees, effective August 1, 2022.

f.	Under “Voting Rights” in the Miscellaneous Information section of the Funds’ SAIs, the following paragraph replaces the first paragraph in its entirety:

The Board currently has nine members, of which seven have been elected by shareholders. With the exception of Diane L. Wallace, Cheryl D. Alston, and Darrell B. Jackson, each of the Trustees of the Trust was elected at a Special Meeting of Shareholders on June 14, 2016. Ms. Wallace was elected at a Special Meeting of Shareholders on April 25, 2017. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

2.

New Chairman of the Trust. All references to William F. McCalpin as Chairman of the Board of the Trust are removed, and all references to Alan A. Brown as a Trustee of the Trust are revised to reflect that he also serves as Chairman of the Board of the Trust.

3.

Updates to Committee Membership. All references to Linda S. Wolf as Chair of the Nominating and Governance Committee of the Trust are removed, and the disclosure is updated to reflect that William F. McCalpin is the Chair of the Nominating and Governance Committee. The membership composition of the Investment Oversight Committee is updated to include Cheryl D. Alston and Darrell B. Jackson as Committee members.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(the “Funds”)

Supplement dated August 4, 2022

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”) has appointed Alan A. Brown to serve as Chairman of the Board of the Trust, effective May 12, 2022, and William F. McCalpin to serve as Chair of the Nominating and Governance Committee, effective July 1, 2022.

Additionally, the Board of the Trust has unanimously appointed Cheryl D. Alston and Darrell B. Jackson to serve as Trustees of the Trust, effective August 1, 2022, at the recommendation of the Board’s Nominating and Governance Committee. Ms. Alston and Mr. Jackson are considered “independent,” meaning that they are not affiliated with the Funds or Janus Henderson Investors US LLC, the Funds’ investment adviser, or its related entities. Ms. Alston and Mr. Jackson also were appointed to serve as members of the Trust’s Investment Oversight Committee, effective August 1, 2022.

As a result of the aforementioned changes, effective immediately, the statement of additional information (“SAI”) for the Funds is updated as follows:

1.	New Trustees. The following changes relate to the appointment of Cheryl D. Alston and Darrell B. Jackson to serve as Trustees of the Trust.

a.	In the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Trustees”:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Cheryl D. Alston 151 Detroit Street Denver, CO 80206 DOB: 1966	Trustee	8/22-Present	Executive Director and Chief Investment Officer, Employees’ Retirement Fund of the City of Dallas (since 2004).	49	Director of Blue Cross Blue Shield of Kansas City (a not-for-profit health insurance provider) (since 2016) and Director of Global Life Insurance (life and supplemental health insurance provider) (since 2017). Formerly, Director of Federal Home Loan Bank of Dallas (2017-2021).

Darrell B. Jackson 151 Detroit Street Denver, CO 80206 DOB: 1958	Trustee	8/22-Present	President and Chief Executive Officer, The Efficace Group Inc. (since 2018). Formerly, President and Chief Executive Officer, Seaway Bank and Trust Company (community bank) (2014-2015), and Executive Vice President and Co-President, Wealth Management (2009-2014), and several senior positions, including Group Executive, Senior Vice President, and Vice President (1995-2009) of Northern Trust Company (financial services company) (1995-2014).	49	Director of Amalgamated Financial Corp (bank) (since August 2021), Director of YR Media (a not-for-profit production company) (since 2021), and Director of Gray-Bowen-Scott (transportation project consulting firm) (since April 2020). Formerly, Director of Delaware Place Bank (closely held commercial bank) (2016-2018) and Director of Seaway Bank and Trust Company (2014-2015).

b.	In the Trustees and Officers section of the Funds’ SAI, the following paragraph replaces the corresponding paragraph in its entirety:

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process and in connection with the assessment of candidates prior to the appointment of two new Trustees, effective August 1, 2022, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes, and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

c.	In the Trustees and Officers section of the Funds’ SAI, the following paragraphs are added as the second and sixth paragraphs respectively, following the table titled “Officers”:

Cheryl D. Alston: Service as Executive Director and Chief Investment Officer of a large public pension fund, service on not-for-profit and corporate boards.

Darrell B. Jackson: Service as President and Chief Executive officer of a bank, Executive Vice President and Co-President, Wealth Management, of a large financial services company, service on corporate and private company boards.

d.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the first table:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Fund Complex

Independent Trustees

Cheryl D. Alston(2)	None	None

Darrell B. Jackson(2)	None	None
(2)	Cheryl D. Alston and Darrell B. Jackson joined the Board as Independent Trustees, effective August 1, 2022.

e.	Under “Additional Information about Trustees” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the second table:

Name of Person, Position	Aggregate Compensation from the Fund(s) for fiscal year ended September 30, 2021	Total Compensation from the Fund Complex for calendar year ended December 31, 2021

Independent Trustees

Cheryl D. Alston, Trustee(6)	$0	$0

Darrell B. Jackson, Trustee(6)	$0	$0
(6)	Cheryl D. Alston and Darrell B. Jackson joined the Board as Independent Trustees, effective August 1, 2022.

f.	Under “Voting Rights” in the Miscellaneous Information section of the Funds’ SAI, the following paragraph replaces the first paragraph in its entirety:

The Board currently has nine members, of which seven have been elected by shareholders. With the exception of Diane L. Wallace, Cheryl D. Alston, and Darrell B. Jackson, each of the Trustees of the Trust was elected at a Special Meeting of Shareholders on June 14, 2016. Ms. Wallace was elected at a Special Meeting of Shareholders on April 25, 2017. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

2.

New Chairman of the Trust. All references to William F. McCalpin as Chairman of the Board of the Trust are removed, and all references to Alan A. Brown as a Trustee of the Trust are revised to reflect that he also serves as Chairman of the Board of the Trust.

3.

Updates to Committee Membership. All references to Linda S. Wolf as Chair of the Nominating and Governance Committee of the Trust are removed, and the disclosure is updated to reflect that William F. McCalpin is the Chair of the Nominating and Governance Committee. The membership composition of the Investment Oversight Committee is updated to include Cheryl D. Alston and Darrell B. Jackson as Committee members.

4.	Updates to Other Accounts Managed. The following changes relate to the other accounts managed by Matthew Peron.

a.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in the “Other Accounts Managed” table:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew Peron	Number of Other Accounts Managed	2(16)	5	14

	Assets in Other Accounts Managed	$1,545.70M	$579.96M	$1,835.34M
(16)	Two of the accounts included in the total, consisting of $1,545.70M of the total assets of the category, have performance-based advisory fees.

Please retain this Supplement with your records.